Related Party Transactions	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions
19. Related party transactions
Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of the Group are all entities and individuals (and their close family members) capable of exercising control, joint control or significant influence over the Group and its subsidiaries, including the Group’s controlling shareholder, Monterubello s.s. (“Monterubello”), as well as other companies owned by Monterubello and its shareholders. Related parties also include the Group’s associates and joint arrangements, members of the Group’s Board of Directors and executives with strategic responsibilities, as well as their families and entities controlled by them.

The Group’s transactions with related parties are primarily of a commercial and/or financial nature and are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are further described below.
Transactions with associates
•Transactions with TFI and its subsidiaries (the “TFI Group”), prior to the completion of the TFI Acquisition (following which TFI Group is part of the Ermenegildo Zegna Group and no longer a related party that requires separate disclosure), primarily related to:
◦a licensing agreement for the production and worldwide distribution of luxury men’s ready to wear and made to measure clothing, footwear and accessories under the TOM FORD brand (which ended with the deliveries of the Fall/Winter 2022 collection), as well as a supply agreement to act as exclusive supplier for certain TOM FORD menswear products starting with the Spring/Summer 2023 collection (for which the supply commenced in 2022);
◦financial loans to TFI that were fully settled in 2023; and
◦a financial guarantee provided in 2020 by the Group to TFI (which at the time was an associate of the Group) for an amount of $7,500 thousand in relation to its payment obligations under a bank loan issued to TFI. Such guarantee was subsequently reduced to $6,875 thousand in 2022 and terminated in 2023 as part of the transactions contemplated by the TFI Acquisition. No amounts were claimed under the guarantee.
•The purchase of raw materials (primarily carded yarns) from Filati Biagioli Modesto.
•The purchase of finished products from Norda Run Inc. and Luigi Fedeli e Figlio S.r.l.
Transactions with Monterubello and companies controlled by Monterubello or its shareholders, the Company’s directors or members of the Senior Management Team
•The purchase of raw materials (primarily wool) from Gruppo Schneider S.p.A and its subsidiaries (the “Schneider Group”).
•The purchase of industrial services (primarily finishing of fabrics), from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•The rental of properties from EZ Real Estate S.r.l. (“EZ Real Estate”) or its subsidiaries under lease agreements (EZ Real Estate and its subsidiaries were part of the Group prior to the disposition of the Group’s real estate business in November 2021).
•Licensing, marketing and other sustainability-related services from Oasi Zegna.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into with Mr. Thom Browne as part of the Group’s investments in Thom Browne whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in Thom Browne. For additional information relating to the Thom Browne put option, see Note 16 — Other current and non-current financial liabilities.
Transactions with other related parties connected to directors and shareholders
•Transactions with UBS Group AG and its subsidiaries (together referred to as the “UBS Group AG”) for borrowings, revolving credit lines and financial assets the Group holds (mainly cash and cash equivalents and other securities), as well as derivative contracts in the course of the Group’s risk management activities. UBS Group AG also provides certain financial guarantees to third parties on behalf of the Group. Following Mr. Sergio Ermotti’s appointment as Group Chief Executive Officer of UBS Group AG effective April 5, 2023, UBS Group AG and its subsidiaries qualify as related parties of the Group.
The following table summarizes transactions with related parties for the six months ended June 30, 2024:

	For the six months ended June 30, 2024						For the six months ended June 30, 2023
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)
Associates
TFI Group (1)(2)	—	—	—	—	—	—	3,212	288	740	—	(7)	—
Filati Biagioli Modesto S.p.A.	—	3,676	33	—	—	—	—	3,581	20	—	45	—
Norda Run Inc.	—	1	4	—	—	—	—	841	120	—	(2)	—
Luigi Fedeli e Figlio S.r.l.	30	138	—	—	—	—	—	—	—	—	—	—
Total associates	30	3,815	37	—	—	—	3,212	4,710	880	—	36	—
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
EZ Real Estate (3)	8	1,267	2,010	1,040	(351)	—	1	1,379	2,065	1,024	(181)	—
Schneider Group	1	6,394	3	—	—	—	17	6,732	11	—	—	—
Alan Real Estate S.A. (3)	—	857	1,550	—	(858)	5	—	874	649	—	(26)	—
Agnona S.r.l.	50	25	134	30	—	(1)	14	15	87	49	(1)	—
Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team (4)	92	2,983	216	4	2	—	37	2,790	11	8	1	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	96	—	(239)	83	—	—	103	—	(262)	1,915
Other	—	—	1,499	—	—	—	—	—	1,524	—	—	—
Total transactions with related parties	181	15,341	5,545	1,074	(1,446)	87	3,281	16,500	5,330	1,081	(433)	1,915
Total for the Group	960,122	322,678	497,612	66,751	(17,161)	(7,684)	903,059	323,228	415,792	47,530	(28,991)	(7,003)
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(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group is controlled by the Group and is no longer related party.
(2)Costs with TFI Group include royalties amounting to €181 thousand for the six months ended June 30, 2023.
(3)Entities disposed of as part of the disposition of certain businesses in November 2021.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A. and Pettinatura di Verrone S.r.l.
The following table summarizes assets and liabilities with related parties at June 30, 2024 and December 31, 2023:

	At June 30, 2024				At December 31, 2023
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
Filati Biagioli Modesto S.p.A.	—	437	—	1,794	—	598	—	927
Norda Run Inc.		—	—	4	—	—	—	2
Luigi Fedeli e Figlio S.r.l.	—	23	—	136	—	3	—	—
Total associates	—	460	—	1,934	—	601	—	929
Monterubello and Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Agnona S.r.l.	—	17	—	14	—	55	—	56
Schneider Group	—	—	—	4,010	—	—	—	4,176
EZ Real Estate (1)	40,098	18	34,413	8,525	43,215	82	37,320	8,503
Alan Real Estate S.A. (1)	36,375	—	32,137	5,024	37,154	—	33,245	5,291
Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team (2)	208	268	—	1,724	406	188	—	2,144
Other related parties connected to directors and shareholders
UBS Group AG	—	34,889	—	20,530	—	43,202	20,000	3,017
Other	—	—	—	430	—	—	—	530
Total transactions with related parties	76,681	35,652	66,550	42,191	80,775	44,128	90,565	24,646
Total for the Group	1,552,647	1,228,652	995,565	871,529	1,479,375	1,287,636	853,992	1,012,123
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(1)Entities disposed of as part of the disposition of certain businesses in November 2021.
(2)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., Achill Station Pty Ltd. and Pettinatura di Verrone S.r.l.